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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Select Funds,

767 Fifth Avenue, 49th Floor,

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Baron Partners Fund

ITEM 1. SCHEDULE OF INVESTMENTS

 SEPTEMBER 30, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (111.03%)
	Apparel (6.94%)
1,900,000	Polo Ralph Lauren Corp., Cl A	$126,537,308	$126,616,000
1,150,000	Under Armour, Inc., Cl A1,5	44,631,101	36,524,000

		171,168,409	163,140,000
	Business Services (16.04%)
1,525,000	Ecolab, Inc.	66,660,311	73,993,000
2,100,000	FactSet Research Systems, Inc.	124,700,526	109,725,000
3,000,000	Iron Mountain, Inc.[1]	58,247,286	73,230,000
9,500,000	Li & Fung, Ltd.[2]	23,698,334	22,731,926
1,828,539	MSCI, Inc., Cl A1	52,588,706	43,884,936
2,300,000	Ritchie Bros. Auctioneers, Inc.[2]	58,496,056	53,728,000

		384,391,219	377,292,862
	Consumer Products (4.77%)
2,400,000	Harman International Industries, Inc.	104,939,070	81,768,000
450,000	Mohawk Industries, Inc.[1]	29,285,063	30,325,500

		134,224,133	112,093,500
	Distribution (10.43%)
3,850,000	Fastenal Co.	148,948,023	190,151,500
1,200,000	MSC Industrial Direct Co., Inc., Cl A	57,835,072	55,284,000

		206,783,095	245,435,500
	Education (2.41%)
500,000	DeVry, Inc.	21,046,853	24,770,000
160,000	Strayer Education, Inc.	16,954,684	32,041,600

		38,001,537	56,811,600
	Energy (1.72%)
966,150	Encore Acquisition Co.[1]	47,373,445	40,365,747
	Energy Services (6.46%)
350,000	Core Laboratories N.V.[2]	41,689,399	35,462,000
2,700,000	Helmerich & Payne, Inc.	73,199,746	116,613,000

		114,889,145	152,075,000
	Financial Services — Asset Management (3.00%)
2,000,000	Eaton Vance Corp.	68,193,343	70,460,000
	Financial Services — Banking (0.86%)
1,050,000	People’s United Financial, Inc.	18,267,664	20,212,500
	Financial Services — Brokerage & Exchanges (13.38%)
5,750,000	Charles Schwab Corp.	67,222,728	149,500,000
300,000	CME Group, Inc., Cl A	110,045,901	111,453,000
2,400,000	Jefferies Group, Inc.[1]	50,297,378	53,760,000

		227,566,007	314,713,000
	Financial Services — Insurance (4.66%)
1,500,000	Arch Capital Group, Ltd.[1,2]	81,340,060	109,545,000
	Healthcare Facilities (2.80%)
2,250,000	Community Health Systems, Inc.[1]	70,047,500	65,947,500
	Healthcare Products (6.95%)
1,600,000	Edwards Lifesciences Corp.[1]	77,046,064	92,416,000
650,000	Varian Medical Systems, Inc.[1]	28,818,931	37,134,500
525,000	Zimmer Holdings, Inc.[1]	32,454,556	33,894,000

		138,319,551	163,444,500
	Healthcare Services (1.32%)
600,000	Quest Diagnostics, Inc.	31,172,716	31,002,000
	Infrastructure (1.71%)
1,650,000	AECOM Technology Corp.[1]	46,580,296	40,326,000
	Media (1.81%)
1,375,000	Lamar Advertising Co., Cl A1	51,814,046	42,473,750
	Real Estate (1.06%)
550,000	CoStar Group, Inc.[1]	21,612,360	24,964,500
	Real Estate — REITs (2.68%)
170,000	Alexandria Real Estate Equities, Inc.	17,319,974	19,125,000
200,000	Boston Properties, Inc.	11,816,767	18,732,000
500,000	Douglas Emmett, Inc.	11,495,408	11,535,000
150,000	Vornado Realty Trust	12,390,569	13,642,500

		53,022,718	63,034,500

Shares		Cost	Value
Common Stocks (continued)
	Recreation and Resorts (7.19%)
1,100,000	Penn National Gaming, Inc.[1]	$34,105,635	$29,227,000
500,000	Vail Resorts, Inc.[1]	20,556,499	17,475,000
1,500,000	Wynn Resorts, Ltd.[4]	40,536,939	122,460,000

		95,199,073	169,162,000
	Retail — Specialty Stores (7.01%)
420,000	Blue Nile, Inc.[1]	11,345,500	18,005,400
2,500,000	CarMax, Inc.[1]	48,495,078	35,000,000
2,500,000	Dick’s Sporting Goods, Inc.[1]	41,657,536	48,950,000
1,000,000	J. Crew Group, Inc.[1]	39,549,808	28,570,000
836,716	Penske Automotive Group, Inc.	16,898,593	9,597,133
700,037	Tiffany & Co.	26,396,492	24,865,314

		184,343,007	164,987,847
	Transportation (3.98%)
880,000	C. H. Robinson Worldwide, Inc.	24,227,605	44,844,800
1,400,000	Expeditors International of Washington, Inc.	47,170,839	48,776,000

		71,398,444	93,620,800
	Utility Services (3.85%)
1,750,000	ITC Holdings Corp.	60,048,201	90,597,500

Total Common Stocks		2,315,755,969	2,611,705,606

Private Equity Investments (4.15%)
	Financial Services — Asset Management (1.85%)
6,014,997	Windy City Investments Holdings LLC[1,3]	38,319,447	43,401,809

	Recreation and Resorts (2.30%)
1,250,000	Fontainebleau Resorts, LLC[1,3]	15,000,000	11,250,000
3,900,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3	39,000,000	42,900,000

		54,000,000	54,150,000

Total Private Equity Investments		92,319,447	97,551,809

Principal Amount
Short Term Investments (0.24%)
	Short Term Money Market Instruments
$5,040,001	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/2008, 0.10% due 10/01/2008; Proceeds at maturity – $5,040,015; (Fully collateralized by U.S. Treasury Note, 4.50% due 03/31/2009; Market value – $5,294,663)[6]	5,040,001	5,040,001
587,505	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/2008, 0.10% due 10/01/2008; Proceeds at maturity – $587,507; (Fully collateralized by U.S. Treasury Note, 4.875% due 05/15/2009; Market value – $618,056)	587,505	587,505

Total Short Term Investments		5,627,506	5,627,506

Total Investments (115.42%)		$2,413,702,922	2,714,884,921

Liabilities Less Cash and Other Assets (-15.42%)			(362,672,459)

Net Assets (Equivalent to $17.94 per share based on 131,108,615 shares outstanding)			$2,352,212,462

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign domiciled corporation.
[3]	At September 30, 2008, the market value of restricted and fair valued securities amounted to $97,551,809 or 4.15% of Net Assets. None of these securities are deemed liquid.
[4]	Represents securities or a portion thereof, in segregated custodian account.
[5]	Represents securities, or a portion thereof, on loan as of September 30, 2008.
[6]	Investment from cash collateral received for loaned securities.

See Notes to Schedule of Investments

Baron Retirement Income Fund

SCHEDULE OF INVESTMENTS

 SEPTEMBER 30, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.08%)
	Apparel (6.06%)
50,000	Polo Ralph Lauren Corp., Cl A	$3,167,135	$3,332,000
50,000	Under Armour, Inc., Cl A1	2,063,749	1,588,000

		5,230,884	4,920,000

	Business Services (11.74%)
35,000	FactSet Research Systems, Inc.	1,966,098	1,828,750
70,000	Iron Mountain, Inc.[1]	1,265,663	1,708,700
152,661	MSCI, Inc., Cl A1	4,078,402	3,663,864
100,000	Ritchie Bros. Auctioneers, Inc.[2]	2,571,467	2,336,000

		9,881,630	9,537,314

	Consumer Products (5.37%)
40,000	Church & Dwight Co., Inc.	1,832,730	2,483,600
55,000	Harman International Industries, Inc.	2,437,976	1,873,850

		4,270,706	4,357,450

	Distribution (4.74%)
50,000	Fastenal Co.	2,100,193	2,469,500
30,000	MSC Industrial Direct Co., Inc., Cl A	1,454,810	1,382,100

		3,555,003	3,851,600

	Education (1.97%)
8,000	Strayer Education, Inc.	704,819	1,602,080

	Energy (3.86%)
75,000	Encore Acquisition Co.[1]	2,944,524	3,133,500

	Energy Services (3.37%)
10,000	Core Laboratories N.V.[2]	1,428,594	1,013,200
40,000	Helmerich & Payne, Inc.	1,421,371	1,727,600

		2,849,965	2,740,800

	Financial Services — Brokerage & Exchanges (11.80%)
190,000	Charles Schwab Corp.	1,710,599	4,940,000
12,500	CME Group, Inc., Cl A	5,479,424	4,643,875

		7,190,023	9,583,875

	Financial Services — Insurance (4.05%)
45,000	Arch Capital Group, Ltd.[1,2]	1,851,529	3,286,350

	Healthcare Products (5.07%)
34,000	Edwards Lifesciences Corp.[1]	1,658,539	1,963,840
40,000	Henry Schein, Inc.[1]	1,121,403	2,153,600

		2,779,942	4,117,440

	Infrastructure (3.01%)
100,000	AECOM Technology Corp.[1]	2,970,837	2,444,000

	Media (4.30%)
18,000	Central European Media Enterprises, Ltd., Cl A1,2	1,282,919	1,177,200
75,000	Lamar Advertising Co., Cl A1	2,821,106	2,316,750

		4,104,025	3,493,950

Shares		Cost	Value
Common Stocks (continued)
	Real Estate — REITs (2.96%)
6,000	Alexander’s, Inc.[1]	$2,378,366	$2,400,000

	Recreation and Resorts (3.67%)
36,500	Wynn Resorts, Ltd.	185,691	2,979,860

	Retail — Consumer Staples (1.03%)
50,000	PriceSmart, Inc.	1,166,569	837,000

	Retail — Specialty Stores (10.73%)
50,000	Blue Nile, Inc.[1]	1,762,386	2,143,500
125,000	CarMax, Inc.[1]	1,710,302	1,750,000
100,000	Dick’s Sporting Goods, Inc.[1]	1,446,463	1,958,000
60,000	J. Crew Group, Inc.[1]	2,033,456	1,714,200
100,000	Penske Automotive Group, Inc.	2,128,650	1,147,000

		9,081,257	8,712,700

	Transportation (12.44%)
55,000	C. H. Robinson Worldwide, Inc.	969,128	2,802,800
50,000	Expeditors International of Washington, Inc.	2,236,641	1,742,000
100,000	Genesee & Wyoming, Inc., Cl A1	2,782,049	3,752,000
100,000	Seaspan Corp.[2]	2,724,235	1,809,000

		8,712,053	10,105,800

	Utility Services (1.91%)
30,000	ITC Holdings Corp.	1,581,231	1,553,100

Total Common Stocks		71,439,054	79,656,819

Principal Amount
Short Term Investments (2.44%)
	Short Term Money Market Instruments
$1,982,948	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/2008, 0.10% due 10/01/2008; Proceeds at maturity – $1,982,954; (Fully collateralized by U.S. Treasury Bill, 0.00% due 07/02/2009; Market value – $2,083,625)	1,982,948	1,982,948

Total Investments (100.52%)		$73,422,002	81,639,767

Liabilities Less Cash and Other Assets (-0.52%)			(420,937)

Net Assets (Equivalent to $9.31 per share based on 8,724,367 shares outstanding)			$81,218,830

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign domiciled corporation.

See Notes to Schedule of Investments

Baron Select Funds

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers two non-diversified series (individually a “Fund” and collectively the “Funds”): Baron Partners Fund and Baron Retirement Income Fund. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk.

Security Valuation.  Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued based on the last sale price reported by local foreign markets and translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures and policies approved by the Board of Trustees. The Adviser has a Fair Valuation Committee comprised of senior executives and certain Trustees. Factors the Fair Valuation Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund		Baron Retirement Income
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$2,611,705,606	$0	$79,656,819	$0
Level 2 – Other Significant Observable Inputs	5,627,506	0	1,982,948	0
Level 3 – Significant Unobservable Inputs	97,551,809	0	0	0

Total	$2,714,884,921	$0	$81,639,767	$0

*	Other financial instruments would include futures, forwards and swap contracts.

Baron Select Funds

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund			Baron Retirement Income Fund†
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 12/31/07 and 06/30/08, respectively	$125,849,965	$0		$0	$0
Accrued discounts/premiums	0	0		0	0
Realized gain/loss and change in unrealized appreciation/depreciation	(28,298,156)	0	*	0	0	*
Net purchases/sales	0	0		0	0
Net transfers in and/or out of Level 3	0	0		0	0

Balance, as of 09/30/08	$97,551,809	$0		$0	$0

Net change in unrealized appreciation/depreciation from investments still held as of 09/30/08	$(28,298,156)	$0		$0	$0

*	The realized gain/loss earned during the period ended September 30, 2008 for other financial instruments was $0 and $0, respectively.
†	Baron Retirement Income Fund commenced operations on June 30, 2008.

Cost of Investments for Income Tax Purposes.

As of September 30, 2008, the components of net assets on a tax basis were substantially as follows:

	Baron Partners Fund	Baron Retirement Income Fund
Cost of investments	$2,413,882,740	$73,422,002

Unrealized appreciation	442,515,008	15,574,040
Unrealized depreciation	(141,512,827)	(7,356,275)

Net unrealized appreciation	$301,002,181	$8,217,765

New Accounting Pronouncements.  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact and adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

In September 2008, FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management is currently evaluating the impact of this new requirement.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	November 21, 2008